Summary of Significant Accounting Policies (Policies) - Southern Bank 401(k) Retirement Plan (the Plan)	12 Months Ended
Jun. 30, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements are prepared on the accrual basis of accounting.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of net assets and changes in net assets and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

Quoted market prices, if available, are used to value investments. Common stock is valued at the closing price reported on the active market on which the individual security is traded. Mutual funds and the money market fund are valued at the net asset value (NAV) of shares held by the plan at year end.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the plan document.

Plan Tax Status

Plan Tax Status

The Plan operates under a non-standardized adoption agreement in connection with a pre-approved defined contribution plan document sponsored by Capital Group Retirement Plan Services. This pre-approved plan document has been filed with the appropriate agency. The Plan has not obtained or requested a determination letter. However, the Plan Administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the Internal Revenue Code and that the Plan was qualified, and the related trust was tax exempt.

Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

Payment of Benefits	Payment of Benefits Benefit payments to participants are recorded upon distribution.
Administrative Expenses	Administrative Expenses Administrative expenses may be paid by the Bank or the Plan, at the Bank’s discretion.
Contributions

Contributions

Contributions from Plan participants and the safe harbor matching contributions from the Employer are recorded in the year in which the employee contributions are withheld from compensation.